SUPPLEMENTARY INFORMATION (Schedule of Credit from Banks) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Credit from banks		$ 149
Linked To Dollar [Member] | Banks [Member]
Debt Instrument [Line Items]
% interest rate as of December 31, 2016	2.50%